[AIM LOGO APPEARS HERE]


AIM ADVISOR
MULTIFLEX FUND


DECEMBER 31, 1997

                 ---------------------------------------------

                                  AIM ADVISOR

                                 MULTIFLEX FUND

                        For shareholders who seek a high

                        total return from five different

                        types of investments-- large-cap

                    stocks, small-cap stocks, international

                      stocks, real estate securities, and

                           fixed-income securities.

                 ---------------------------------------------

[PHOTO]

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Advisor MultiFlex Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the fund's performance is computed at net asset value without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the 1% contingent deferred sales charge, which is applicable for 12 months following the date of each purchase. The performance of the Fund's Class A and Class C shares will differ due to differing fees and expenses.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o   Past performance cannot guarantee comparable future results

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded primarily industrial stocks.
o The five asset-class benchmark indexes to which Fund performance is compared are the S&P 500, the Lehman Brothers Aggregate Bond Index, the Russell 2000, the EAFE, and the NAREIT Equity Index. In calculating total return, a 20% weighting was used for each index.
o The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the U.S. stock market in general.
o The Europe, Australia, Far East (EAFE) Index is a group of unmanaged securities. The index is compiled by Morgan Stanley Capital International and is widely regarded as representative of those foreign markets.
o The Lehman Brothers Aggregate Bond Index is an unmanaged index generally considered representative of corporate debt securities.
o The Russell 2000 Stock Index is an unmanaged index generally considered representative of small-capitalization stocks.
o The NAREIT (National Association of Real Estate Investment Trusts) Equity Index tracks the performance of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. Equity REITs are defined as REITs with 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

 MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED BY THE FDIC OR
   ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR
    GUARANTEED BY, ANY BANK OR ANY AFFILIATE; AND ARE SUBJECT TO INVESTMENT
         RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                          The Chairman's Letter

                     Dear Fellow Shareholder:

                     1997 proved an eventful year in securities markets. The
 [PHOTO OF           Dow Jones Industrial Average reached its all-time
 Charles T.          high--and also had its largest one-day point drop ever,
   Bauer,            though not its largest percentage drop. Volatility was
Chairman of          unabated, and we experienced the first 10% stock market
the Board of         correction in the U.S. since 1991.
  THE FUND                Never dull and occasionally unsettling, 1997 was also
APPEARS HERE]        a very good year for many investments. For an
                     unprecedented third year in a row, domestic equities rose more than 20%. Late in the year, in the uncertainty brought on by events in Asia, bond markets, especially the U.S. Treasury market, fulfilled their usual role as relative safe havens, and a bull market in bonds took hold. Overseas, though Asian markets plummeted, Europe thrived.
     Market expectations performed an about-face during the year. Worry about the inflationary potential of vigorous economic growth became concern about the potential negative impact of Asia's financial crisis. At fiscal year-end, there was no consensus about how serious or widespread this impact would be.
    An interview with your Fund's managers appears on the following pages. They discuss their investment strategies, how your Fund performed in this context, and their outlook for the future.
    In uncertain times like these, your financial consultant remains your best source for information on market trends and for advice on how to invest strategically rather than emotionally. We encourage you to visit your financial consultant regularly to make sure your chosen investments still suit your goals, risk tolerance, and time horizon.

INVESTOR EDUCATION EVENTS
In addition to professional guidance, every investor needs fundamental information about the saving and investing choices offered by the marketplace. AIM has always championed investor education, convinced a more knowledgeable shareholder is a better customer. A great deal of investment information will be available during two upcoming events, and we hope our shareholders will participate in and learn from them to the greatest extent possible.
    First, from March 29 through April 4, the Securities and Exchange Commission (SEC) will sponsor Saving and Investing Education Week. As the SEC points out, financial markets are more stable when investors are confident in them, and knowledge is a major confidence builder. The week's theme is "Get the facts. It's your money. It's your future." The aim is to inform citizens about the saving and investment possibilities available and to build understanding about how one's financial needs and goals change throughout one's life. The week's awareness and education events will culminate with a national investors town meeting at satellite-linked locations across the nation. You can find out more from the SEC's Web site at www.sec.gov.
    The second event concerns citizens' financial planning for retirement, a subject of growing urgency as the population ages and the solvency of the Social Security system is increasingly debatable. In July, the first National Summit on Retirement Savings will be held at the White House. Under the auspices of the Department of Labor, working through public-private partnership, the summit's goal is to advance the public's knowledge of retirement savings through development of a broad-based education program and to develop recommendations for public/private action to promote private retirement savings among American workers.
    Look for further information on both of these investor education events in the national and local press.
    We are pleased to send you this report on your Fund. Please contact our Client Services department at 800-959-4246 if you have questions or comments. Automated information about your account is available 24 hours a day on the AIM Investor Line, 800-246-5463. Account information and much more can be found on our Web site, www.aimfunds.com.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman


                   ----------------------------------------

                        In uncertain times like these,

                           your financial consultant

                           remains your best source

                       for information on market trends

                               and for advice on

                          how to invest strategically

                           rather than emotionally.

                   ----------------------------------------

The Managers' Overview

FUND BENEFITS FROM DIVERSIFIED STRATEGY

A roundtable discussion with the Fund management team for AIM Advisor MultiFlex Fund for the fiscal year ended December 31, 1997.

--------------------------------------------------------------------------------

Q. IT WAS A VOLATILE YEAR IN THE FINANCIAL MARKETS. HOW DID AIM ADVISOR MULTIFLEX FUND PERFORM?

A. The Fund's diversified investment strategy enabled it to post solid returns despite volatility and a major correction in the stock market. For the fiscal year ended December 31, 1997, total return for Class A and C shares was 19.40% and 18.55%, respectively. That bested the 17.41% blended total return for the Fund's five asset-class benchmark indexes.

Q.  HOW DID YOU MANAGE THE FUND?

A. We adhered to our strategy of investing in five major asset classes: large-capitalization company stocks, small-capitalization company stocks, international stocks, real estate securities, and fixed-income securities. These asset classes tend to react differently to economic and market trends. Diversifying the portfolio in this manner tends to reduce the risk associated with investing in any one asset class. Moreover, it can also enhance total return as it allows the Fund to take advantage of a rally in more than one segment of the financial markets.
          At the end of the reporting period, the Fund's total net assets were divided as follows: small-cap stocks, 21.6%; international stocks, 21.4%; large-cap stocks, 18.1%; REITs, 18.6%; fixed-income securities, 15.8%; and cash/cash equivalents, 4.5%.
          Trends in the financial markets in 1997 clearly illustrated the advantages of the Fund's investment strategy and value-oriented stock-selection process.

Q. SMALL-CAP STOCKS FORMED THE LARGEST PORTION OF THE PORTFOLIO. HOW DID THIS ASSET CLASS FARE IN 1997?

A. Despite weakness in this asset class at the beginning and at the end of 1997, small-cap stocks logged solid gains for the year. Small-company stocks were out of favor at the outset of the reporting period because of concerns that robust economic growth would accelerate inflation which could erode corporate profits. However, after it became apparent inflation was not a threat, small-cap stocks rallied strongly, emerging as the equity market leaders in the third quarter of 1997. Small-cap stocks lost some of their luster toward the end of the year in the wake of the currency devaluations in Southeast Asia.
          The Fund was overweighted in small-cap stocks because we found better value in this asset class. Small-cap stocks that we liked included ONBANCorp., Inc., a savings and loan company; Spring Industries, Inc., a home furnishing firm; and Dexter Corp., a producer of specialty materials.

Q.  HOW DID THE ASIAN CRISIS AFFECT INTERNATIONAL STOCKS?

A. Although the Asian currency devaluations had a negative impact on international stocks, the Fund emerged relatively unscathed. Because of our stock selection process, the Fund was overweighted in its European stock holdings and underweighted in its Asian holdings. We found better value in Europe than in Asia, and that proved to be advantageous to the Fund's performance.
          While Asian stock markets had a dismal year, European markets thrived. Five of the 10 best-performing markets in the world were in Europe. European stocks benefited from the low-interest rate, low-inflation environment as well as from healthy economic growth and corporate mergers and restructurings. Additionally, Europeans are starting to shift more of their assets into stocks, and that is giving a boost to their equity markets.
          International stocks that we found attractive included pharmaceutical companies Novo-Nordisk A/S and Novartis AG and Den Danske BK AF, a money center.

Q.  WHAT WAS BEHIND THE STRONG PERFORMANCE OF LARGE-CAP STOCKS?

A. Although the Dow Jones Industrial Average (DJIA) soared to record heights and large-cap stocks were the top-performing equity class, the market experienced two major downturns, including a stunning 13.2% drop from early August to late October. This selloff culminated on October 27 when the DJIA plunged 7.2% in the wake of a major downturn in the Hong Kong market precipitated by the currency devaluations in Asia. While the DJIA recovered quickly, it failed to recoup all its losses and ended the year below the record level it achieved in early August.
          In the uncertain market environment, investors were drawn to the more liquid stocks of the largest companies with the most predictable earnings. The stocks of the largest companies were primarily responsible for the impressive gains realized by the DJIA and the Standard & Poor's Composite Index of 500 Stocks (S&P 500) in 1997.
          The Fund's large-company stock holdings included Schering-Plough Corp., a pharmaceutical company; Electronic Data Systems, a computer software/service firm; and Bristol-Myers Squibb Co., a diversified health-care firm.

Q.  HOW DID REITS PERFORM?

A. Real estate investment trusts (REITs) enjoyed another solid year in 1997. The uncertainties of the stock market and the declining interest-rate environment made

===============================================================================
TOTAL RETURNS
-------------------------------------------------------------------------------

For year ended 12/31/97

AIM FUND CLASS A SHARES             19.40%

AIM FUND CLASS C SHARES             18.55%

BLEND OF ASSET CLASS BENCHMARKS     17.41%
===============================================================================

         See important fund and index disclosures inside front cover.

===============================================================================
PORTFOLIO HOLDINGS
-------------------------------------------------------------------------------
As of 12/31/97, based on total net assets

LARGE-CAP STOCKS

1.  Schering-Plough Corp.                        0.48%

2.  Electronic Data Systems, Corp.               0.45

3.  Bristol Myers Squibb Co.                     0.44

4.  Computer Associates International, Inc.      0.39

5.  Royal Dutch Petroleum, Co.-
    ADR-New York Shares (Netherlands)            0.39
===============================================================================

===============================================================================

FIXED-INCOME SECURITIES

1.  U.S. Treasury Bond                           1.31%

2.  U.S. Treasury Note                           1.24

3.  Federal National
    Mortgage Associa-
    tion Deb.                                    0.81

4.  U.S. Treasury Note                           0.78

5.  USG Corp., Sr. Notes                         0.72

===============================================================================

===============================================================================
INTERNATIONAL STOCKS

1.  Novo-Nordisk-A/S-ADR
    (Denmark)                                    0.64%

2.  Den Danske Bank-ADR
    (Denmark)                                    0.59

3.  Norvatis-ADR
    (Switzerland)                                0.56

4.  Deutsche Bank A.G.-ADR
    (Germany)                                    0.55

5.  Societe Generale-ADR
    (France)                                     0.53
===============================================================================

===============================================================================

SMALL-CAP STOCKS

1.  ONBANCorp, Inc.                              0.33%

2.  Springs Industries, Inc.-Class A             0.33

3.  Dexter Corp.                                 0.32

4.  Raymond James Financial, Inc.                0.32

5.  Orion Capital Corp.                          0.31

===============================================================================

===============================================================================
REAL ESTATE SECURITIES

1.  Equity Office Properties Trust               1.02%

2.  Patriot American Hospitality                 0.81

3.  Liberty Property Trust                       0.76

4.  American General Hospitality                 0.72

5.  Essex Property Trust Inc.                    0.70

===============================================================================

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.

    dividend-paying REITs attractive to many investors. The Fund benefited from its emphasis on the hotel, office, and office/industrial mixed property sectors. These three sectors returned 30%, 29%, and 28%, respectively, during the reporting period. The Fund's top REIT holdings included Equity Office Properties Trust, Patriot American Hospitality, and Liberty Property Trust.

Q.  WHAT WAS RESPONSIBLE FOR THE BULL MARKET IN BONDS?

A. The low-inflation, falling-interest-rate environment in the U.S. provided nearly an ideal setting for bonds. For the 12-month period ended December 31, consumer prices rose just 1.7%, the smallest increase in 11 years. After raising interest rates in March, the Federal Reserve Board (the Fed) left monetary policy unchanged for the remainder of 1997. Borrowing costs actually declined as the year progressed as it became increasingly evident that inflation was not a serious threat.
          Bonds were also given a boost by the agreement to balance the federal budget in the summer and the turmoil that hit world stock markets in the fall. Investors began shifting more assets into bonds, in particular U.S. Treasury securities, after global stock markets plunged. The Fund's top bond holdings included high-quality U.S. Treasury issues whose yields were comparable to riskier, lower-rated bonds during the reporting period.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUTURE?

A. We continue to be optimistic about the domestic stock and bond markets. In the U.S., the economic fundamentals are sound: inflation is low, corporate profits are strong, and the economy is growing at a healthy pace. However, after a record three straight years of 20% or more returns, we believe that it is unlikely that stocks will post similar gains in 1998. Moreover, the continuing problems in Asia could slow economic growth, reducing corporate profits and stock returns. On the other hand, a decelerating economy could add fuel to the strong rally in the bond market.
          International stocks should benefit from the low-inflation environment, the corporate restructurings, and the government cost-cutting measures taking place in most of the countries where we invest. We also expect the REIT market to expand.
          1997 was one of the more volatile years in recent decades in the financial markets, and that trend could persist over the coming months. In such an environment, investors would be well advised to focus on their long-term financial goals rather than transitory fluctuations in the markets.

===============================================================================
PORTFOLIO COMPOSITION
As a Percentage of Total Net Assets
-------------------------------------------------------------------------------

REITS                                            18.6%

FIXED-INCOME SECURITIES                          15.8%

SMALL-CAP STOCKS                                 21.6%

CASH/CASH EQUIVALENTS                             4.5%

INTERNATIONAL STOCKS                             21.4%

LARGE-CAP STOCKS                                 18.1%

===============================================================================

         See important fund and index disclosures inside front cover.

Long-Term Performance

AIM Advisor MultiFlex Fund vs. Benchmark Index

The chart below compares your Fund's Class C shares to benchmark indexes. It is intended to give you a general idea of how your Fund performed compared to the financial market over the period 11/17/93--10/31/97. It is important to understand the difference between your Fund and an index. An index measures the performance of a hypothetical portfolio, in this case a blend of the five asset-class benchmark indexes and the S&P 500. Unlike your Fund, an index is not managed; therefore, there are no sales charges, expenses or fees. In addition, it is worth noting that the S&P 500 represents large-cap stocks only; approximately 80% of AIM Advisor MultiFlex Fund's portfolio is invested in small-cap stocks, international stocks, real estate securities, and fixed-income securities. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return on your investment.

GROWTH OF A $10,000 INVESTMENT

11/17/93-12/31/97

-------------------------------------------------------------------------------
           AIM ADVISOR MULTIFLEX          20%             S&P 500
            FUND, CLASS C SHARES      INDEX BLEND       STOCK INDEX
-------------------------------------------------------------------------------
11/17/93         $10,000.00           $10,000.00         $10,000.00
3/94             $ 9,796.00           $ 9,803.00         $ 9,722.00
6/94             $ 9,785.00           $ 9,850.00         $ 9,764.00
9/94             $ 9,972.00           $10,054.00         $10,241.00
12/94            $ 9,944.00           $10,011.00         $10,239.00
3/95             $10,279.00           $10,465.00         $11,233.00
6/95             $10,998.00           $11,096.00         $12,301.00
9/95             $11,642.00           $11,735.00         $13,276.00
12/95            $12,089.00           $12,223.00         $14,073.00
3/96             $12,420.00           $12,561.00         $14,827.00
6/96             $12,744.00           $12,971.00         $15,491.00
9/96             $13,106.00           $13,284.00         $15,966.00
12/96            $14,148.00           $14,263.00         $17,295.00
3/97             $14,103.00           $14,158.00         $17,762.00
6/97             $15,695.00           $15,719.00         $20,856.00
9/97             $16,908.00           $16,872.00         $22,416.00
12/97            $16,773.00           $16,745.00         $23,058.00
===============================================================================

===============================================================================
AVERAGE ANNUAL TOTAL RETURN

As of 12/31/97, including applicable sales charges

CLASS C SHARES

Inception (11/17/93)       13.37%
  3 Years                  19.04
  1 Year                   17.55**

CLASS A SHARES

  1 Year                   12.88%*

*19.40% excluding sales charge

**18.55 excluding sales charge
===============================================================================

Source: Towers Data Systems HYPO--Registered Trademark--; Lehman Brothers. Your Fund's total return includes sales charges, expenses, and management fees. The performance of the Fund's Class C shares will differ from that of Class A shares due to differing fees and expenses. For Fund performance calculations and descriptions of the index cited on this page, please refer to the inside front cover.

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                     MARKET
                                       SHARES        VALUE
COMMON STOCKS-79.34%

AEROSPACE/DEFENSE-0.61%

BE Aerospace, Inc.(a)                    15,900   $    425,325
--------------------------------------------------------------
Boeing Co. (The)                         13,000        636,188
--------------------------------------------------------------
Lockheed Martin Corp.                     9,616        947,176
--------------------------------------------------------------
Sequa Corp.(a)                            5,500        357,844
--------------------------------------------------------------
                                                     2,366,533
--------------------------------------------------------------

AGRICULTURAL PRODUCTS-0.41%

Archer-Daniels-Midland Co.               50,925      1,104,436
--------------------------------------------------------------
Universal Corp.                          11,300        464,713
--------------------------------------------------------------
                                                     1,569,149
--------------------------------------------------------------

AIR FREIGHT-0.30%

Airborne Freight Corp.                   11,600        720,650
--------------------------------------------------------------
Expeditors International of
  Washington, Inc.                       11,300        435,050
--------------------------------------------------------------
                                                     1,155,700
--------------------------------------------------------------

AIRLINES-0.46%

British Airways PLC-ADR (United
  Kingdom)                               19,000      1,780,063
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.49%

Arvin Industries, Inc.                   17,500        582,969
--------------------------------------------------------------
Borg-Warner Automotive, Inc.             14,600        759,200
--------------------------------------------------------------
Cooper Tire & Rubber Co.                 22,300        543,563
--------------------------------------------------------------
                                                     1,885,732
--------------------------------------------------------------

AUTOMOBILES-0.49%

Ford Motor Co.                           16,600        808,213
--------------------------------------------------------------
Volvo A.B.-ADR (Sweden)                  40,000      1,080,000
--------------------------------------------------------------
                                                     1,888,213
--------------------------------------------------------------

BANKS (MAJOR REGIONAL)-3.50%

ABN Amro Holding N.V.-ADR
  (Netherlands)                          80,000      1,560,000
--------------------------------------------------------------
Banco Santander-ADR (Spain)              62,700      2,041,669
--------------------------------------------------------------
Deutsche Bank A.G.-ADR (Germany)         30,000      2,118,969
--------------------------------------------------------------
HSBC Holdings PLC-ADR (United
  Kingdom)                                8,000      1,972,054
--------------------------------------------------------------
Istituto Mobiliare Italiano
  S.p.A.-ADR (Italy)                     45,000      1,608,750
--------------------------------------------------------------
National Australia Bank Ltd.-ADR
  (Australia)                            25,000      1,765,625
--------------------------------------------------------------
NationsBank Corp.                        21,662      1,317,320
--------------------------------------------------------------
Wachovia Corp.                           14,000      1,135,750
--------------------------------------------------------------
                                                    13,520,137
--------------------------------------------------------------

BANKS (MONEY CENTER)-1.99%

Credit Suisse Group-ADR
  (Switzerland)                          50,000      1,936,850
--------------------------------------------------------------
Den Danske Bank-ADR (Denmark)            17,000      2,266,761
--------------------------------------------------------------
First Chicago N.B.D. Corp.               17,000      1,419,500
--------------------------------------------------------------
Societe Generale-ADR (France)            75,000      2,044,590
--------------------------------------------------------------
                                                     7,667,701
--------------------------------------------------------------

BANKS (REGIONAL)-1.55%

ALBANK Financial Corp.                   15,840        814,770
--------------------------------------------------------------
CCB Financial Corp.                       5,100        548,250
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
BANKS (REGIONAL)-(CONTINUED)

Cullen/Frost Bankers, Inc.               11,600   $    703,975
--------------------------------------------------------------
Development Bank of Singapore
  Ltd.-ADR (Singapore)                   40,000      1,367,408
--------------------------------------------------------------
First Midwest Bancorp, Inc.              11,500        503,125
--------------------------------------------------------------
Imperial Bancorp(a)                      18,800        927,075
--------------------------------------------------------------
Independent Bank Corp.                   16,600        305,025
--------------------------------------------------------------
Magna Group, Inc.                        18,100        828,075
--------------------------------------------------------------
                                                     5,997,703
--------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-0.62%

Adolph Coors Co.                          5,700        189,525
--------------------------------------------------------------
Compania Cervecerias Unidas
  S.A.-ADR (Chile)                       45,000      1,321,875
--------------------------------------------------------------
Kirin Brewery Co., Ltd.-ADR (Japan)      12,000        880,500
--------------------------------------------------------------
                                                     2,391,900
--------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.27%

PepsiCo, Inc.                            28,350      1,033,003
--------------------------------------------------------------

BIOTECHNOLOGY-0.00%

Amylin Pharmaceuticals, Inc.(a)           1,200          6,525
--------------------------------------------------------------

BUILDING MATERIALS-0.15%

Cameron Ashley Building Products(a)       5,100         85,425
--------------------------------------------------------------
TJ International, Inc.                   20,400        504,900
--------------------------------------------------------------
                                                       590,325
--------------------------------------------------------------

CHEMICALS-1.01%

Akzo Nobel N.V.-ADR (Netherlands)        20,000      1,737,500
--------------------------------------------------------------
Dow Chemical Co. (The)                    6,200        629,300
--------------------------------------------------------------
Norsk Hydro A.S.A.-ADR (Norway)          30,000      1,530,000
--------------------------------------------------------------
                                                     3,896,800
--------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.85%

BASF A.G.-ADR (Germany)                  50,000      1,772,760
--------------------------------------------------------------
Bayer A.G.-ADR (Germany)                 40,000      1,494,956
--------------------------------------------------------------
                                                     3,267,716
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.65%

Dexter Corp.                             28,800      1,243,800
--------------------------------------------------------------
Fuller (H.B.) Co.                         5,000        247,500
--------------------------------------------------------------
Konica Corp.-ADR (Japan)                 22,000      1,015,219
--------------------------------------------------------------
                                                     2,506,519
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.13%

Brightpoint, Inc.(a)                     13,600        188,700
--------------------------------------------------------------
MasTec, Inc.(a)                           6,800        155,550
--------------------------------------------------------------
Tekelec(a)                                5,400        164,700
--------------------------------------------------------------
                                                       508,950
--------------------------------------------------------------

COMPUTERS (HARDWARE)-1.09%

Compaq Computer Corp.                    19,500      1,100,531
--------------------------------------------------------------
Data General Corp.(a)                    10,700        186,581
--------------------------------------------------------------
Hewlett-Packard Co.                      18,400      1,150,000
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
COMPUTERS (HARDWARE)-(CONTINUED)

International Business Machines
  Corp.                                   9,400   $    982,888
--------------------------------------------------------------
Stratus Computer, Inc.(a)                20,600        778,938
--------------------------------------------------------------
                                                     4,198,938
--------------------------------------------------------------

COMPUTERS (NETWORKING)-0.05%

Premiere Technologies, Inc.(a)            6,300        174,038
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.18%

Adaptec, Inc.(a)                         18,900        701,663
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-1.78%

Aspen Technologies, Inc.(a)               9,600        328,800
--------------------------------------------------------------
Boole & Babbage, Inc.(a)                 18,000        537,750
--------------------------------------------------------------
Computer Associates International,
  Inc.                                   28,350      1,499,006
--------------------------------------------------------------
Computer Task Group, Inc.                24,600        874,838
--------------------------------------------------------------
Electronic Data Systems Corp.            39,600      1,739,925
--------------------------------------------------------------
Harbinger Corp.(a)                        9,300        261,563
--------------------------------------------------------------
Manugistics Group, Inc.(a)                7,800        348,075
--------------------------------------------------------------
Platinum Technology, Inc.                11,400        322,050
--------------------------------------------------------------
Structural Dynamics Research
  Corp.(a)                               14,000        315,000
--------------------------------------------------------------
Symantec Corp.(a)                        13,500        296,156
--------------------------------------------------------------
Veritas Software Corp.(a)                 7,000        357,000
--------------------------------------------------------------
                                                     6,880,163
--------------------------------------------------------------

CONSTRUCTION (CEMENT & AGGREGATES)-0.84%

Cemex S.A. de C.V.-ADR (Mexico)         110,000      1,167,969
--------------------------------------------------------------
Centex Construction Products, Inc.       12,000        361,500
--------------------------------------------------------------
Southdown, Inc.                          10,300        607,700
--------------------------------------------------------------
Vulcan Materials Co.                     11,000      1,123,375
--------------------------------------------------------------
                                                     3,260,544
--------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.12%

Oneida Limited                           17,250        460,359
--------------------------------------------------------------

CONSUMER FINANCE-0.07%

FIRSTPLUS Financial Group, Inc.           7,500        287,813
--------------------------------------------------------------

CONTAINERS & PACKAGING
  (PAPER)-0.15%

Amcor Ltd.-ADR (Australia)               35,000        595,000
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.36%

AmeriSource Health Corp.-Class A(a)       4,900        285,425
--------------------------------------------------------------
Bindley Western Industries, Inc.         18,900        583,538
--------------------------------------------------------------
Richfood Holdings, Inc.                  17,900        505,675
--------------------------------------------------------------
                                                     1,374,638
--------------------------------------------------------------

ELECTRIC COMPANIES-3.20%

Central Louisiana Electric                7,600        246,050
--------------------------------------------------------------
Central Maine Power Co.                  16,000        244,000
--------------------------------------------------------------
CILCORP, Inc.                             5,500        268,813
--------------------------------------------------------------
Commonwealth Energy System               10,400        345,800
--------------------------------------------------------------
DTE Energy Co.                           26,700        926,156
--------------------------------------------------------------
Endesa S.A.-ADR (Spain)                  90,000      1,636,875
--------------------------------------------------------------
Entergy Corp.                            24,000        718,500
--------------------------------------------------------------
Hawaiian Electric Industries, Inc.       15,200        621,300
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
ELECTRIC COMPANIES-(CONTINUED)

Hongkong Electric Holdings Ltd.-ADR
  (HongKong)                            250,000   $    950,200
--------------------------------------------------------------
IES Industries, Inc.                      8,800        323,950
--------------------------------------------------------------
Interstate Power Co.                      9,300        348,169
--------------------------------------------------------------
Minnesota Power & Light Co.               8,300        361,569
--------------------------------------------------------------
PowerGen PLC-ADR (United Kingdom)        35,000      1,859,375
--------------------------------------------------------------
RWE A.G. (Germany)                       32,000      1,717,420
--------------------------------------------------------------
SIGCORP, Inc.                            10,950        321,656
--------------------------------------------------------------
Southern Co.                             30,000        776,250
--------------------------------------------------------------
Texas Utilities Co.                      16,000        665,000
--------------------------------------------------------------
                                                    12,331,083
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.02%

Black Box Corp.(a)                        9,000        318,375
--------------------------------------------------------------
Carlton Communications PLC-ADR
  (United Kingdom)                       45,000      1,755,000
--------------------------------------------------------------
Electro Scientific Industries,
  Inc.(a)                                 9,500        361,000
--------------------------------------------------------------
Emerson Electric Co.                     17,600        993,300
--------------------------------------------------------------
Esterline Technologies Corp.(a)           6,200        223,200
--------------------------------------------------------------
General Electric Co.                     11,000        807,125
--------------------------------------------------------------
Hitachi Ltd.-ADR (Japan)                 18,000      1,245,375
--------------------------------------------------------------
Matsushita Electric Industrial Co.,
  Ltd.                                    6,000        912,000
--------------------------------------------------------------
Robbins & Myers, Inc.                    23,100        915,338
--------------------------------------------------------------
Technitrol, Inc.                          9,000        270,000
--------------------------------------------------------------
                                                     7,800,713
--------------------------------------------------------------

ELECTRONIC (COMPONENT DISTRIBUTORS)-0.21%

Kyocera Corp.-ADR (Japan)                 9,000        814,500
--------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.26%

Raytheon Co.                             20,000      1,010,000
--------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-0.16%

CellStar Corp.(a)                         9,800        194,775
--------------------------------------------------------------
Methode Electronics, Inc.-Class A        26,300        427,375
--------------------------------------------------------------
                                                       622,150
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.43%

Dallas Semiconductor Corp.                9,300        378,975
--------------------------------------------------------------
PMC-Sierra, Inc.                         10,000        310,000
--------------------------------------------------------------
Texas Instruments, Inc.                  15,000        675,000
--------------------------------------------------------------
Unitrode Corp.                           13,000        279,500
--------------------------------------------------------------
                                                     1,643,475
--------------------------------------------------------------

ENGINEERING & CONSTRUCTION-0.18%

Stone & Webster, Inc.                    14,900        698,438
--------------------------------------------------------------

ENTERTAINMENT-0.54%

Carmike Cinemas, Inc.                    17,000        487,688
--------------------------------------------------------------
News Corp. Ltd. (The)-ADR
  (Australia)                            50,000      1,115,625
--------------------------------------------------------------
Walt Disney Co. (The)                     5,000        495,313
--------------------------------------------------------------
                                                     2,098,626
--------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.23%

Etec Systems, Inc.(a)                    11,000        511,500
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
EQUIPMENT (SEMICONDUCTOR)-(CONTINUED)

Kulicke & Soffa Industries, Inc.(a)      21,200   $    394,850
--------------------------------------------------------------
                                                       906,350
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.02%

American General Corp.                   19,900      1,075,844
--------------------------------------------------------------
Fannie Mae                               24,300      1,386,619
--------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                         14,850        878,006
--------------------------------------------------------------
U.S. Trust Corp.                          9,700        607,463
--------------------------------------------------------------
                                                     3,947,932
--------------------------------------------------------------

FOODS-2.10%

Associated British Foods PLC-ADR
  (United Kingdom)                      200,000      1,714,500
--------------------------------------------------------------
Danone-ADR (France)                      50,000      1,786,940
--------------------------------------------------------------
Earthgrains Co. (The)-ADR                10,000        470,000
--------------------------------------------------------------
H.J. Heinz Co.                           19,000        965,438
--------------------------------------------------------------
Nestle S.A.-ADR (Switzerland)            27,000      2,026,085
--------------------------------------------------------------
Ralston-Ralston Purina Group             12,100      1,124,544
--------------------------------------------------------------
                                                     8,087,507
--------------------------------------------------------------

FOOTWEAR-0.15%

Nike, Inc.-Class B                       15,000        588,750
--------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.04%

Anchor Gaming(a)                          3,000        167,250
--------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-1.14%

Abbott Laboratories                      17,650      1,157,178
--------------------------------------------------------------
American Home Products Corp.             11,000        841,500
--------------------------------------------------------------
Bristol-Myers Squibb Co.                 17,900      1,693,788
--------------------------------------------------------------
Johnson & Johnson                        10,800        711,450
--------------------------------------------------------------
                                                     4,403,916
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-2.04%

Agouron Pharmaceuticals, Inc.(a)         17,700        519,938
--------------------------------------------------------------
Alpharma, Inc.                            5,200        113,100
--------------------------------------------------------------
Astra A.B.-ADR (Sweden)                 110,000      1,890,625
--------------------------------------------------------------
ICN Pharmaceuticals, Inc.                 9,800        478,363
--------------------------------------------------------------
Novartis-ADR (Switzerland)               26,666      2,166,479
--------------------------------------------------------------
Novo Nordisk A.S.-ADR (Denmark)          34,000      2,460,750
--------------------------------------------------------------
Parexel International Corp.(a)            6,100        225,700
--------------------------------------------------------------
                                                     7,854,955
--------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-1.49%

Glaxo Wellcome PLC-ADR (United
  Kingdom)                               40,000      1,915,000
--------------------------------------------------------------
Lilly (Eli) & Co.                        11,800        821,575
--------------------------------------------------------------
Merck & Co., Inc.                        11,000      1,168,750
--------------------------------------------------------------
Schering-Plough Corp.                    30,100      1,869,963
--------------------------------------------------------------
                                                     5,775,288
--------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.52%

Columbia/HCA Healthcare Corp.            39,428      1,168,055
--------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                        16,800        846,300
--------------------------------------------------------------
                                                     2,014,355
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
HEALTH CARE (LONG TERM CARE)-0.33%

Integrated Health Services, Inc.         33,000   $  1,029,188
--------------------------------------------------------------
NovaCare, Inc.(a)                        19,400        253,413
--------------------------------------------------------------
                                                     1,282,601
--------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.24%

Trigon Healthcare, Inc.(a)               35,500        927,438
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.91%

ADAC Laboratories(a)                     16,200        319,950
--------------------------------------------------------------
Arterial Vascular Engineering,
  Inc.(a)                                 9,400        611,000
--------------------------------------------------------------
ATL Ultrasound, Inc.(a)                   6,300        289,800
--------------------------------------------------------------
Biomet, Inc.                             19,500        499,688
--------------------------------------------------------------
Invacare Corp.                           34,500        750,375
--------------------------------------------------------------
Safeskin Corp.(a)                         7,500        425,625
--------------------------------------------------------------
Theragenics Corp.(a)                      3,300        118,800
--------------------------------------------------------------
West Co., Inc. (The)                     16,200        481,950
--------------------------------------------------------------
                                                     3,497,188
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.19%

FPA Medical Management, Inc.(a)          11,700        217,913
--------------------------------------------------------------
Hooper Holmes, Inc.                      34,200        498,038
--------------------------------------------------------------
                                                       715,951
--------------------------------------------------------------

HOMEBUILDING-0.38%

Centex Corp.                              1,600        100,700
--------------------------------------------------------------
Lennar Corp.                             18,900        407,531
--------------------------------------------------------------
Pulte Corp.                              16,200        677,363
--------------------------------------------------------------
U.S. Home Corp.(a)                        7,200        282,600
--------------------------------------------------------------
                                                     1,468,194
--------------------------------------------------------------

HOUSEHOLD FURNITURE &
  APPLIANCES-0.61%

Ethan Allen Interiors, Inc.              21,500        829,094
--------------------------------------------------------------
Furniture Brands International,
  Inc.(a)                                32,700        670,350
--------------------------------------------------------------
Scotsman Industries, Inc.                 9,000        219,938
--------------------------------------------------------------
Whirlpool Corp.                          11,500        632,500
--------------------------------------------------------------
                                                     2,351,882
--------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.75%

Kimberly-Clark Corp.                     18,200        897,488
--------------------------------------------------------------
Unilever N.V.-New York Shares
  (Netherlands)                          32,000      1,998,000
--------------------------------------------------------------
                                                     2,895,488
--------------------------------------------------------------

HOUSEWARES-0.14%

Fortune Brands, Inc.                     14,500        537,406
--------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.38%

Delphi Financial Group, Inc.(a)           6,732        302,940
--------------------------------------------------------------
Guarantee Life Companies Inc. (The)      16,700        475,950
--------------------------------------------------------------
Jefferson-Pilot Corp.                     2,600        202,475
--------------------------------------------------------------
Presidential Life Corp.                  24,500        496,125
--------------------------------------------------------------
                                                     1,477,490
--------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.67%

American International Group, Inc.       10,425      1,133,719
--------------------------------------------------------------
FBL Financial Group, Inc.                 6,700        268,838
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
INSURANCE (MULTI-LINE)-(CONTINUED)

Travelers Group, Inc.                    22,035   $  1,187,136
--------------------------------------------------------------
                                                     2,589,693
--------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-1.23%

Chubb Corp.                               2,900        219,313
--------------------------------------------------------------
Executive Risk Inc.                       3,600        251,325
--------------------------------------------------------------
Frontier Insurance Group, Inc.            9,420        215,483
--------------------------------------------------------------
General Re Corp.                          3,800        805,600
--------------------------------------------------------------
Lawyers Title Corp.                      21,000        660,188
--------------------------------------------------------------
Orion Capital Corp.                      26,000      1,207,375
--------------------------------------------------------------
SAFECO Corp.                             18,500        901,875
--------------------------------------------------------------
W. R. Berkley Corp.                      11,100        487,013
--------------------------------------------------------------
                                                     4,748,172
--------------------------------------------------------------

INSURANCE BROKERS-0.32%

Marsh & McLennan Co.                      8,050        600,228
--------------------------------------------------------------
Poe & Brown, Inc.                        14,200        633,675
--------------------------------------------------------------
                                                     1,233,903
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.50%

Interra Financial, Inc.(a)                9,800        676,200
--------------------------------------------------------------
Raymond James Financial, Inc.            31,450      1,248,172
--------------------------------------------------------------
                                                     1,924,372
--------------------------------------------------------------

IRON & STEEL-0.25%

National Steel Corp.(a)                  24,300        280,969
--------------------------------------------------------------
Nucor Corp.                              14,000        676,375
--------------------------------------------------------------
                                                       957,344
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.67%

Mattel, Inc.                             21,200        789,700
--------------------------------------------------------------
Nintendo Co. Ltd.-ADR (Japan)           145,000      1,784,312
--------------------------------------------------------------
                                                     2,574,012
--------------------------------------------------------------

LODGING-HOTELS-0.29%

Bristol Hotel Co.(a)                      9,300        270,281
--------------------------------------------------------------
Prime Hospitality Corp.(a)               42,600        867,975
--------------------------------------------------------------
                                                     1,138,256
--------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.40%

Dover Corp.                              29,700      1,072,913
--------------------------------------------------------------
Manitiwoc Co., Inc. (The)                14,850        482,625
--------------------------------------------------------------
                                                     1,555,538
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.12%

Carlisle Companies, Inc.                 19,300        825,075
--------------------------------------------------------------
GenCorp, Inc.                            17,200        430,000
--------------------------------------------------------------
IDEX Corp.                               19,200        669,600
--------------------------------------------------------------
Textron, Inc.                            20,000      1,250,000
--------------------------------------------------------------
Tredegar Industries, Inc.                17,500      1,152,813
--------------------------------------------------------------
                                                     4,327,488
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.42%

AptarGroup, Inc.                          6,700        371,850
--------------------------------------------------------------
Cognex Corp.(a)                          12,200        332,450
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
MANUFACTURING (SPECIALIZED)-(CONTINUED)

Dionex Corp.(a)                           8,100   $    407,025
--------------------------------------------------------------
York International Corp.                 12,500        494,530
--------------------------------------------------------------
                                                     1,605,855
--------------------------------------------------------------

METAL FABRICATORS-0.15%

Commercial Metals Co.                     6,000        189,375
--------------------------------------------------------------
Oregon Metallurgical Corp.(a)            11,600        387,150
--------------------------------------------------------------
                                                       576,525
--------------------------------------------------------------

METALS MINING-0.51%

Phelps Dodge Corp.                        8,500        529,125
--------------------------------------------------------------
Rio Tinto Ltd. (Australia)               31,000      1,446,456
--------------------------------------------------------------
                                                     1,975,581
--------------------------------------------------------------

NATURAL GAS-0.28%

Energen Corp.                            16,500        655,875
--------------------------------------------------------------
ONEOK, Inc.                              10,200        411,825
--------------------------------------------------------------
                                                     1,067,700
--------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.21%

Pitney Bowes, Inc.                        9,000        809,437
--------------------------------------------------------------

OIL (INTERNATIONAL
  INTEGRATED)-1.68%

Amoco Corp.                               7,000        595,875
--------------------------------------------------------------
Exxon Corp.                              17,400      1,064,662
--------------------------------------------------------------
Royal Dutch Petroleum Co.-ADR-New
  York Shares (Netherlands)              27,600      1,495,575
--------------------------------------------------------------
Shell Transport & Trading Co.-ADR
  (United Kingdom)                       45,000      1,968,750
--------------------------------------------------------------
YPF Sociedad Anonima-ADR
  (Argentina)                            40,000      1,367,500
--------------------------------------------------------------
                                                     6,492,362
--------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-0.30%

Marine Drilling Companies, Inc.(a)       21,400        444,050
--------------------------------------------------------------
Trico Marine Services, Inc.(a)            6,800        199,750
--------------------------------------------------------------
Veritas DGC, Inc.(a)                     13,100        517,450
--------------------------------------------------------------
                                                     1,161,250
--------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-1.30%

Cabot Oil & Gas Corp.-Class A            49,100        954,380
--------------------------------------------------------------
HS Resources, Inc.(a)                    37,200        513,825
--------------------------------------------------------------
Louis Dreyfus Natural Gas Corp.(a)       12,400        231,725
--------------------------------------------------------------
Repsol S.A.-ADR (Spain)                  37,000      1,574,813
--------------------------------------------------------------
Snyder Oil Corp.                         33,600        613,200
--------------------------------------------------------------
St. Mary Land & Exploration Co.             800         28,000
--------------------------------------------------------------
Total S.A.-ADR (France)                  20,000      1,110,000
--------------------------------------------------------------
                                                     5,025,943
--------------------------------------------------------------

OIL & GAS (REFINING &
  MARKETING)-0.06%

Tesoro Petroleum Corp.(a)                14,500        224,750
--------------------------------------------------------------

OIL (DOMESTIC INTEGRATED)-0.17%

Atlantic Richfield Co.                    7,800        624,975
--------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.35%

Chesapeake Corp.                         23,200        797,500
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
PAPER & FOREST PRODUCTS-(CONTINUED)

Westvaco Corp.                           18,000   $    565,875
--------------------------------------------------------------
                                                     1,363,375
--------------------------------------------------------------

PERSONAL CARE-0.33%

Carter-Wallace, Inc.                     31,900        538,312
--------------------------------------------------------------
Perrigo Co.(a)                           56,400        754,350
--------------------------------------------------------------
                                                     1,292,662
--------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.71%

Fuji Photo Film-ADR (Japan)              44,000      1,680,250
--------------------------------------------------------------
Xerox Corp.                              14,500      1,070,280
--------------------------------------------------------------
                                                     2,750,530
--------------------------------------------------------------

PUBLISHING-0.62%

Dai Nippon Printing Co., Ltd.-ADR
  (Japan)                                 9,000      1,695,877
--------------------------------------------------------------
Houghton Mifflin Co.                     18,400        706,100
--------------------------------------------------------------
                                                     2,401,977
--------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.34%

Gannett Co., Inc.                        11,600        717,025
--------------------------------------------------------------
McClatchy Newspapers, Inc.                7,000        190,312
--------------------------------------------------------------
Pulitzer Publishing Co.                   6,400        402,000
--------------------------------------------------------------
                                                     1,309,337
--------------------------------------------------------------

RAILROADS-0.22%

Illinois Central Corp.                   25,000        851,563
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-18.59%

American General Hospitality Corp.      103,300      2,763,275
--------------------------------------------------------------
Apartment Investment & Management
  Co.                                    39,700      1,458,975
--------------------------------------------------------------
Arden Realty Group, Inc.                 56,900      1,749,675
--------------------------------------------------------------
Bedford Property Investors, Inc.         35,900        785,312
--------------------------------------------------------------
Cali Realty Corp.                        54,200      2,222,200
--------------------------------------------------------------
CBL & Associates Properties, Inc.        79,600      1,965,125
--------------------------------------------------------------
Charles E. Smith Residential
  Realty, Inc.                           41,200      1,462,600
--------------------------------------------------------------
Chelsea GCA Realty, Inc.                 17,100        653,006
--------------------------------------------------------------
CRIIMI MAE, Inc.                         25,800        387,000
--------------------------------------------------------------
Eastgroup Properties, Inc.               33,900        733,088
--------------------------------------------------------------
Equity Office Properties Trust          124,879      3,941,507
--------------------------------------------------------------
Equity Residential Properties Trust      51,500      2,603,969
--------------------------------------------------------------
Essex Property Trust, Inc.               76,700      2,684,500
--------------------------------------------------------------
Excel Realty Trust, Inc.                 47,000      1,480,500
--------------------------------------------------------------
FelCor Suite Hotels, Inc.                26,200        930,100
--------------------------------------------------------------
First Industrial Realty Trust, Inc.      58,500      2,113,313
--------------------------------------------------------------
Gables Residential Trust                 60,100      1,660,263
--------------------------------------------------------------
General Growth Properties                 5,600        202,300
--------------------------------------------------------------
Healthcare Realty Trust, Inc.            42,700      1,235,631
--------------------------------------------------------------
Highwoods Properties, Inc.               38,100      1,416,844
--------------------------------------------------------------
JP Realty, Inc.                          25,700        666,594
--------------------------------------------------------------
Kilroy Realty Corp.                      60,700      1,745,125
--------------------------------------------------------------
Kimco Realty Corp.                       62,550      2,204,888
--------------------------------------------------------------
Koger Equity, Inc.                       87,900      1,928,306
--------------------------------------------------------------
Liberty Property Trust                  102,900      2,939,081
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
REAL ESTATE INVESTMENT TRUST-(CONTINUED)

Merry Land & Investment Co., Inc.        69,300   $  1,585,238
--------------------------------------------------------------
MGI Properties, Inc.                     48,200      1,156,800
--------------------------------------------------------------
Oasis Residential, Inc.                  46,100      1,028,606
--------------------------------------------------------------
Pan Pacific Retail Properties, Inc.      46,800      1,000,350
--------------------------------------------------------------
Parkway Properties, Inc.                 26,600        912,713
--------------------------------------------------------------
Patriot American Hospitality, Inc.      108,428      3,124,081
--------------------------------------------------------------
Prentiss Properties Trust                76,500      2,137,219
--------------------------------------------------------------
Price REIT, Inc.                         33,000      1,350,937
--------------------------------------------------------------
Prime Group Realty Trust                 65,500      1,326,375
--------------------------------------------------------------
Public Storage, Inc.                     65,200      1,915,250
--------------------------------------------------------------
Security Capital Group Inc.,
  Warrants, expiring 09/18/98
  (Luxembourg)(a)                         1,346          7,065
--------------------------------------------------------------
Security Capital U.S. Realty
  (Luxembourg)(a)                        98,700      1,401,540
--------------------------------------------------------------
Shurgard Storage Centers, Inc.           58,500      1,696,500
--------------------------------------------------------------
Simon DeBartolo Group, Inc.              61,100      1,997,206
--------------------------------------------------------------
Starwood Lodging Trust                   34,550      1,999,581
--------------------------------------------------------------
Sun Hung Kai Properties Ltd.-ADR (Hong
  Kong)    100,000                                     696,930
--------------------------------------------------------------
Sunstone Hotel Investors, Inc.          105,400      1,818,150
--------------------------------------------------------------
Tower Realty Trust, Inc.                 64,000      1,576,000
--------------------------------------------------------------
TriNet Corporate Realty Trust, Inc.      21,800        843,387
--------------------------------------------------------------
Vornado Realty Trust                     24,800      1,164,050
--------------------------------------------------------------
Weeks Corp.                              33,000      1,056,000
--------------------------------------------------------------
                                                    71,727,155
--------------------------------------------------------------

RESTAURANTS-0.85%

Applebee's International, Inc.           16,100        290,806
--------------------------------------------------------------
Brinker International, Inc.(a)           27,400        438,400
--------------------------------------------------------------
CKE Restaurants, Inc.                    22,350        941,493
--------------------------------------------------------------
Consolidated Products, Inc.(a)           16,125        264,047
--------------------------------------------------------------
McDonald's Corp.                         20,500        978,875
--------------------------------------------------------------
Showbiz Pizza Time, Inc.(a)              15,200        349,600
--------------------------------------------------------------
                                                     3,263,221
--------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.24%

Sherwin-Williams Co.                     32,800        910,200
--------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.03%

MicroAge, Inc.(a)                         8,800        132,550
--------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.42%

Carson Pirie Scott & Co.(a)               7,800        390,975
--------------------------------------------------------------
J.C. Penney Co., Inc.                    13,375        806,680
--------------------------------------------------------------
Proffitt's, Inc.(a)                      14,800        420,875
--------------------------------------------------------------
                                                     1,618,530
--------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.16%

Ames Department Stores, Inc.(a)          17,200        301,000
--------------------------------------------------------------
ShopKo Stores, Inc.(a)                   15,400        334,950
--------------------------------------------------------------
                                                       635,950
--------------------------------------------------------------

RETAIL (DRUG STORES)-0.27%

Rite Aid Corp.                           18,000      1,056,375
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
RETAIL (GENERAL MERCHANDISE)-0.11%

Wal-Mart Stores, Inc.                    10,500   $    414,093
--------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.19%

Lands' End, Inc.(a)                      21,000        736,312
--------------------------------------------------------------

RETAIL (SPECIALTY)-0.32%

AutoZone, Inc.(a)                         7,500        217,500
--------------------------------------------------------------
Footstar, Inc.(a)                        15,400        413,875
--------------------------------------------------------------
Pier 1 Imports, Inc.                     14,550        329,193
--------------------------------------------------------------
Sports Authority, Inc. (The)(a)          18,100        266,975
--------------------------------------------------------------
                                                     1,227,543
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.15%

Pacific Sunwear of California(a)         16,000        473,000
--------------------------------------------------------------
Paul Harris Stores, Inc.(a)              12,300        123,768
--------------------------------------------------------------
                                                       596,768
--------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.78%

Astoria Financial Corp.                   7,700        429,275
--------------------------------------------------------------
FirstFed Financial Corp.(a)               8,600        333,250
--------------------------------------------------------------
ONBANCorp, Inc.                          18,000      1,269,000
--------------------------------------------------------------
Sovereign Bancorp, Inc.                  28,900        599,675
--------------------------------------------------------------
St. Paul Bancorp, Inc.                   10,400        273,000
--------------------------------------------------------------
WSFS Financial Corp.(a)                   3,600         72,000
--------------------------------------------------------------
                                                     2,976,200
--------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.23%

Acxiom Corp.(a)                          25,400        488,950
--------------------------------------------------------------
True North Communications, Inc.          16,100        398,474
--------------------------------------------------------------
                                                       887,424
--------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.59%

Caribiner International, Inc.(a)          9,600        427,200
--------------------------------------------------------------
DeVry, Inc.(a)                           21,500        685,313
--------------------------------------------------------------
Dun & Bradstreet Corp.                   23,000        711,562
--------------------------------------------------------------
G & K Services, Inc.-Class A             10,900        457,800
--------------------------------------------------------------
                                                     2,281,875
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.27%

Banctec, Inc.(a)                         21,800        584,513
--------------------------------------------------------------
Gerber Scientific, Inc.                  22,900        455,137
--------------------------------------------------------------
                                                     1,039,650
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.17%

Fair, Issac and Company, Inc.             6,000        199,875
--------------------------------------------------------------
National Data Corp.                       5,700        205,912
--------------------------------------------------------------
Vanstar Corp.(a)                         17,200        194,575
--------------------------------------------------------------
                                                       600,362
--------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.11%

Norrell Corp.                            20,800        413,400
--------------------------------------------------------------

SPECIALTY PRINTING-0.08%

Consolidated Graphics, Inc.(a)            6,400        298,400
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.10%

Centennial Cellular Corp.(a)             18,900   $    387,449
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.30%

Billing Information Concepts(a)             690        331,200
--------------------------------------------------------------
Telefonos de Mexico S.A.-ADR
  (Mexico)                                1,500        840,937
--------------------------------------------------------------
                                                     1,172,137
--------------------------------------------------------------

TELEPHONE-2.22%

British Telecommunications PLC-ADR
  (United Kingdom)                       25,000      2,007,812
--------------------------------------------------------------
Portugal Telecom S.A.-ADR
  (Portugal)                             35,000      1,645,000
--------------------------------------------------------------
Southern New England
  Telecommunications Corp.               23,350      1,174,797
--------------------------------------------------------------
Telecom Italia S.p.A.-ADR (Italy)        30,000      1,920,000
--------------------------------------------------------------
Telefonica de Espana-ADR (Spain)         20,000      1,821,250
--------------------------------------------------------------
                                                     8,568,859
--------------------------------------------------------------

TEXTILES (APPAREL)-0.39%

Kellwood Co.                             23,800        714,000
--------------------------------------------------------------
Nautica Enterprises, Inc.(a)             10,100        234,824
--------------------------------------------------------------
Oxford Industries, Inc.                   6,900        224,250
--------------------------------------------------------------
St. John Knits, Inc.                      8,200        328,000
--------------------------------------------------------------
                                                     1,501,074
--------------------------------------------------------------

TEXTILES (HOME FURNISHINGS)-0.75%

Interface, Inc.                          15,400        446,600
--------------------------------------------------------------
Shaw Industries, Inc.                    60,100        698,662
--------------------------------------------------------------
Springs Industries, Inc.-Class A         24,400      1,268,800
--------------------------------------------------------------
WestPoint Stevens, Inc.                   9,100        429,975
--------------------------------------------------------------
                                                     2,844,037
--------------------------------------------------------------

TEXTILES (SPECIALTY)-0.11%

Unifi, Inc.                              10,000        406,874
--------------------------------------------------------------

TOBACCO-0.32%

Philip Morris Companies, Inc.            21,950        994,609
--------------------------------------------------------------
Standard Commercial Corp.(a)             15,100        250,093
--------------------------------------------------------------
                                                     1,244,702
--------------------------------------------------------------

TRUCKERS-0.36%

Heartland Express, Inc.(a)                2,450         65,844
--------------------------------------------------------------
Roadway Express, Inc.                    22,700        502,237
--------------------------------------------------------------
Werner Enerprises, Inc.                  18,300        375,150
--------------------------------------------------------------
Yellow Corp.(a)                          17,800        447,225
--------------------------------------------------------------
                                                     1,390,456
--------------------------------------------------------------

WASTE MANAGEMENT-0.30%

Arch Coal, Inc.,                          8,300        227,212
--------------------------------------------------------------
Waste Management, Inc.                   33,500        921,250
--------------------------------------------------------------
                                                     1,148,462
--------------------------------------------------------------

WATER UTILITIES-0.05%

E'Town Corp.                              5,100        204,955
--------------------------------------------------------------
    Total Common Stocks                            306,152,364
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
NON-CONVERTIBLE PREFERRED STOCKS-0.29%

CONSUMER FINANCE-0.16%

Home Ownership Funding Corp.,
  13.33% step down Pfd.
  (Acquired 02/13/97; Cost
  $640,000)(b)                            6,400   $    623,200
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-0.13%

Tier One Properties, 11.095% step
  down Pfd.
  (Acquired 01/31/97; Cost
  $500,000)(b)                            5,000        510,625
--------------------------------------------------------------
    Total Non-Convertible Preferred Stocks           1,133,825
--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT
CORPORATE BONDS & NOTES-4.79%

BUILDING MATERIALS-0.72%

USG Corp., Sr. Notes, 8.50%,
  08/01/05                           $2,550,000   $  2,773,125
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.45%

Motorola Inc., Deb., 8.40%,
  08/15/31                            1,400,000      1,739,892
--------------------------------------------------------------

CONSUMER FINANCE-0.62%

Beneficial Corp., Deb, 8.40%,
  05/15/08                            1,000,000      1,135,680
--------------------------------------------------------------
GMAC, Medium Term Notes, 6.40%,
  05/19/99                            1,250,000      1,252,125
--------------------------------------------------------------
                                                     2,387,805
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.21%

Association Corp. N.A., Sr. Notes,
  7.75%, 02/15/05                     1,200,000      1,292,832
--------------------------------------------------------------
CIT Group Holdings, Sr., Medium
  Term Notes, 5.88%, 12/09/99           800,000        797,448
--------------------------------------------------------------
General Electric Capital Corp,
  Medium Term Notes, 5.80%,
  04/01/08                            1,200,000      1,366,776
--------------------------------------------------------------
US West Cap Funding Inc., Notes,
  6.31%, 11/01/05                     1,200,000      1,205,520
--------------------------------------------------------------
                                                     4,662,576
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.52%

Bear Stearns Companies., Inc.,
  Notes, 6.25%, 12/01/00              1,000,000        999,900
--------------------------------------------------------------
Lehman Brothers Holdings., Inc.,
  Notes, 5.75%, 02/15/98              1,000,000      1,000,260
--------------------------------------------------------------
                                                     2,000,160
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-0.62%

Kimco Realty, Medium Term Notes,
  7.06%, 07/14/09                       970,000        996,559
--------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Gtd. Notes, 6.95%, 12/15/02           325,000        331,373
--------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Notes, 7.125%, 12/01/06               325,000        336,141
--------------------------------------------------------------
Weingarten Realty Investment,
  Medium Term Notes, 6.90%,
  11/24/08                              700,000        724,087
--------------------------------------------------------------
                                                     2,388,160
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.26%

Bellsouth Telecommunication, Deb,
  5.85%, 11/15/45                     1,000,000      1,001,560
--------------------------------------------------------------

TELEPHONE-0.39%

GTE Corp., Deb., 10.25%, 11/01/20       620,000        684,399
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE

TELEPHONE-(CONTINUED)

GTE Corp., Notes, 7.51%, 04/01/09    $  765,000   $    816,729
--------------------------------------------------------------
                                                     1,501,128
--------------------------------------------------------------
    Total Corporate Bonds & Notes                   18,454,406
--------------------------------------------------------------

ASSET BACKED SECURITIES-2.33%

AUTOMOBILES-0.32%

Premier Auto Trust, 6.20%, 11/06/00   1,235,000      1,238,458
--------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.34%

Nationsbank Auto Owner Trust,
  6.375%, 07/15/00                    1,325,000      1,330,406
--------------------------------------------------------------

CONSUMER FINANCE-1.67%

Advanta Mortgage Loan Trust, 6.66%,
  03/25/22                            2,000,000      2,002,188
--------------------------------------------------------------
Contrimortgage Home Equity Loan
  Trust, 6.40%, 01/15/12              1,900,000      1,900,437
--------------------------------------------------------------
First Plus Home Loan Trust, 6.57%,
  01/15/12                            1,000,000      1,008,130
--------------------------------------------------------------
IMC Home Equity Loan Trust, 6.71%,
  01/20/12                            1,500,000      1,510,155
--------------------------------------------------------------
                                                     6,420,910
--------------------------------------------------------------
    Total Mortgage Backed Securities                 8,989,774
--------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-4.49%

FEDERAL HOME LOAN BANK BOARD-0.52%

DEB.

6.15%, 11/05/99                       2,000,000      2,001,880
--------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. ("FHLMC")-0.95%

DEB.

6.50%, 01/14/00                       1,000,000      1,000,720
--------------------------------------------------------------
5.70%, 04/15/05                       1,000,000        996,290
--------------------------------------------------------------
                                                     1,997,010
--------------------------------------------------------------

PASS THROUGH CERTIFICATES

6.50%, 08/01/03                         296,656        300,640
--------------------------------------------------------------
9.00%, 01/01/05                         257,659        267,644
--------------------------------------------------------------
9.00%, 08/15/06                         765,690        804,504
--------------------------------------------------------------
8.00%, 08/01/17                         296,730        309,988
--------------------------------------------------------------
                                                     1,682,776
--------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA")-2.73%

DEB.

7.50%, 01/25/06                       1,000,000      1,027,668
--------------------------------------------------------------
7.00%, 12/01/27                       3,100,000      3,124,211
--------------------------------------------------------------
                                                     4,151,879
--------------------------------------------------------------

PASS THROUGH CERTIFICATES

9.00%, 12/01/06                         889,801        930,118
--------------------------------------------------------------
8.50%, 06/01/07                         918,252        944,652
--------------------------------------------------------------
6.00%, 06/25/09                         866,526        848,881
--------------------------------------------------------------
6.00%, 04/01/24                       1,929,250      1,874,382
--------------------------------------------------------------
6.50%, 10/01/27 to 11/01/27           1,807,002      1,785,535
--------------------------------------------------------------
                                                     6,383,568
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA")-0.29%

DEB.

7.00%, 01/16/07                      $1,100,000   $  1,112,342
--------------------------------------------------------------
    Total U.S. Government Agency Securities         17,329,455
--------------------------------------------------------------

U.S. TREASURY SECURITIES-4.24%

U.S. TREASURY NOTES & BONDS

5.875%, 10/31/98                      1,300,000      1,302,561
--------------------------------------------------------------
5.50%, 11/15/98                       3,000,000      2,997,270
--------------------------------------------------------------
6.375%, 01/15/99                      4,750,000      4,787,145
--------------------------------------------------------------
6.875%, 07/31/99                        500,000        509,045
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
8.75%, 05/15/17                      $1,300,000   $  1,704,625
--------------------------------------------------------------
7.875%, 02/15/21                      4,100,000      5,036,932
--------------------------------------------------------------
    Total U. S. Treasury Securities                 16,337,578
--------------------------------------------------------------

REPURCHASE AGREEMENT(c)- 4.50%

Smith Barney Inc., 6.75%,
  01/02/98(d)                        17,376,851     17,376,851
--------------------------------------------------------------
TOTAL INVESTMENTS-99.98%                           385,774,253
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.02%                     95,681
--------------------------------------------------------------
NET ASSETS-100.00%                                $385,869,934
==============================================================

Notes to Schedule of Investments:

(a) Non-income producing security
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of the securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/97 was $1,133,825, which represented 0.29% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor.
(d) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Abbreviations:

ADR  - American Depositary Receipt
Deb.  - Debentures
Gtd.   - Guaranteed
Pfd.   - Preferred
Sr.    - Senior
Unsec. - Unsecured

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS:

Investments, at market value (cost
  $315,329,449)                              $385,774,253
---------------------------------------------------------
Receivables for:
  Investments sold                                267,500
---------------------------------------------------------
  Capital stock sold                              709,641
---------------------------------------------------------
  Interest and dividends                        1,685,130
---------------------------------------------------------
  Paydowns                                         37,915
---------------------------------------------------------
Investment for deferred compensation plan           2,291
---------------------------------------------------------
Other assets                                        4,663
---------------------------------------------------------
    Total assets                              388,481,393
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         1,020,923
---------------------------------------------------------
  Capital stock reacquired                        181,759
---------------------------------------------------------
  Deferred compensation plan                        2,291
---------------------------------------------------------
Accrued advisory fees                             321,150
---------------------------------------------------------
Accrued operating services fees                   132,706
---------------------------------------------------------
Accrued distribution fees                         931,214
---------------------------------------------------------
Accrued directors' fees and expenses               21,416
---------------------------------------------------------
    Total liabilities                           2,611,459
---------------------------------------------------------
Net assets applicable to shares outstanding  $385,869,934
=========================================================

NET ASSETS:

Class A                                      $  9,066,158
=========================================================
Class C                                      $376,803,776
=========================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                  100,000,000
---------------------------------------------------------
  Outstanding                                     638,212
=========================================================
Class C:
  Authorized                                  100,000,000
---------------------------------------------------------
  Outstanding                                  26,506,870
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $      14.21
=========================================================
  Offering price per share:
    (Net asset value of $14.21 divided
    by 94.50%)                               $      15.04
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $      14.22
=========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:

Interest                                     $ 4,171,573
--------------------------------------------------------
Dividends (net of $86,003 foreign
  withholding tax)                             6,793,380
--------------------------------------------------------
    Total investment income                   10,964,953
--------------------------------------------------------

EXPENSES:

Advisory fees                                  3,280,042
--------------------------------------------------------
Operating services fees                        1,362,017
--------------------------------------------------------
Distribution fees-Class A                         10,953
--------------------------------------------------------
Distribution fees-Class C                      3,249,734
--------------------------------------------------------
Directors' fees and expenses                      35,107
--------------------------------------------------------
    Total expenses                             7,937,853
--------------------------------------------------------
Less: Fees waived by advisor                      (3,147)
--------------------------------------------------------
       Net expenses                            7,934,706
--------------------------------------------------------
Net investment income                          3,030,247
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM
  INVESTMENT SECURITIES:

Net realized gain on sales of investment
  securities                                  28,345,151
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                  24,205,999
--------------------------------------------------------
    Net gain from investment securities       52,551,150
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $55,581,397
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997           1996
                                                              ------------   ------------
OPERATIONS:

  Net investment income                                       $  3,030,247   $  2,502,127
-----------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities           28,345,151     10,629,068
-----------------------------------------------------------------------------------------
  Net Unrealized appreciation of investment securities          24,205,999     23,172,870
-----------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        55,581,397     36,304,065
-----------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                          (54,439)            --
-----------------------------------------------------------------------------------------
  Class C                                                       (2,620,318)    (2,400,549)
-----------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                         (574,586)            --
-----------------------------------------------------------------------------------------
  Class C                                                      (29,179,585)    (7,382,073)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        9,196,237             --
-----------------------------------------------------------------------------------------
  Class C                                                       86,678,096     65,729,841
-----------------------------------------------------------------------------------------
    Net increase in net assets                                 119,026,802     92,251,284
-----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          266,843,132    174,591,848
-----------------------------------------------------------------------------------------
  End of period                                               $385,869,934    266,843,132
=========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $313,154,757    217,280,424
-----------------------------------------------------------------------------------------
  Undistributed net investment income                              479,628        124,138
-----------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment
    securities                                                   1,790,745      3,199,765
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              70,444,804     46,238,805
-----------------------------------------------------------------------------------------
                                                              $385,869,934   $266,843,132
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Advisor MultiFlex Fund (the "Fund", formerly INVESCO Advisor MultiFlex Fund) is a series portfolio of AIM Advisor Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven diversified portfolios. The Fund currently offers two different classes of shares: Class A shares and Class C shares. Class A shares are sold with a front-end sales charge. Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. The Fund's investment objective is to achieve a high total return on investment through capital appreciation and current income, without regard to federal income tax considerations. Information presented in these financial statements pertains only to the Fund.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Bond Premiums-It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
D. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses-Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Management and Research, Inc. ("IMR") whereby AIM pays IMR an annual rate of 0.35% of the Fund's average daily net assets up to $500 million and 0.25% on the Fund's average daily net assets in excess of $500 million. Prior to August 4, 1997, the Company had an investment advisory agreement with INVESCO Services, Inc. ("ISI") to serve as the Fund's investment advisor. Under the terms of the prior investment agreement, the Fund paid ISI an advisory fee equal to an annual rate of 1.00% of the average daily net assets of the Fund. Under the terms of the prior sub-advisory agreement between ISI and IMR, ISI paid IMR a sub-advisory fee equal to an annual rate of 0.35% of the Fund's average daily net assets up to $500 million and 0.25% on the Fund's average daily net assets in excess of $500 million.
  The Company, pursuant to an Operating Services Agreement with AIM, has agreed to reimburse AIM at an annual rate of 0.45% of daily net assets of the Fund for providing or arranging to provide accounting, legal (except litigation), dividend disbursing, transfer agency, registrar, custodial, shareholder reporting, sub-accounting and recordkeeping services and functions. This agreement provides that AIM pays all fees and expenses associated with these and other functions, including, but not limited to, registration fees, shareholder meeting fees, and proxy statement and shareholder report expenses. During the period August 4, 1997 to December 31, 1997, AIM was reimbursed $622,522 for such services. Prior to August 4, 1997, the Company had an operating services agreement with ISI whereby the Fund paid ISI an annual rate of 0.45% of daily net assets of the Fund. During the period

January 1, 1997 through August 3, 1997, the Fund paid ISI $739,495.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and Class C shares of the Fund. The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and the Fund's Class C shares (the "Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at a maximum annual rate of 0.35% of the average net assets attributable to the Class A shares. AIM has voluntarily agreed to limit the Plan payments to 0.25% for three years beginning August 4, 1997. The Fund, pursuant to the Plan, pays AIM Distributors a maximum annual rate of 1.00% of the Fund's average daily net assets attributable to the Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A and C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. During the period August 4, 1997 to December 31, 1997, the Class A and Class C shares paid AIM Distributors $5,740 and $1,482,976, respectively, as compensation under the Plans. During the year ended December 31, 1997 AIM Distributions and ISI waived fees of $3,147 for the Class A Shares. Prior to August 4, 1997, the Fund entered into a distribution plan with ISI in accordance with Rule 12b-1 of the 1940 Act with substantially identical terms as described for AIM Distributors above. During the period January 1, 1997 to August 3, 1997 the Class A and Class C shares paid ISI $2,066 and $1,766,758, respectively as compensation under the Plans.
  AIM Distributors received commissions of $30,382 from sales of Class A shares of the Fund during the period August 4, 1997 to December 31, 1997. ISI received commissions of $7,203 from sales of Class A shares of the Fund during the period January 1, 1997 to August 3, 1997. Such commissions are not an expense to the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period August 4, 1997 to December 31, 1997, AIM Distributors received commissions of $10,269 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, A I M Fund Services, Inc. and AIM Distributors. During the period January 1, 1997 through August 3, 1997, ISI received commissions of $12,043 in contingent deferred sales charges imposed on redemptions of Fund shares.
  The combined effect of the master investment advisory agreement, operating services agreement and the Distribution Plans for the Fund is to place a cap or ceiling on the total expenses of the Fund, other than brokerage commissions, interest, taxes, litigation, directors' fees and expenses, and other extraordinary expenses. AIM has voluntarily agreed to adhere to maximum expense ratios for the Fund. To the extent that the Fund exceeds the amounts, AIM or its affiliates will waive its fees to reimburse the Fund to assure that the Fund's expenses do not exceed the designated maximum amounts except for those items specifically identified above. If, in any calendar quarter, the average net assets of the Fund are less than $100 million, the Fund's expenses shall not exceed 1.80% for Class A and 2.45% for Class C; on the next $400 million of net assets, expenses shall not exceed 1.75% for Class A and 2.40% for Class C; on the next $500 million, expenses shall not exceed 1.70% for Class A and 2.35% for Class C; on the next $1 billion of net assets, expenses shall not exceed 1.65% for Class A and 2.30% for Class C; and on all assets over $2 billion, expenses shall not exceed 1.60% for Class A and 2.25% for Class C.
  During the period August 4, 1997 to December 31, 1997, the Fund paid legal fees of $686 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $256,748,688 and $195,480,365, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $79,110,453
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (8,668,717)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $70,441,736
=========================================================================

Cost of investments for tax purposes is $315,332,517.

NOTE 5-CAPITAL STOCK*

Changes in the Fund's capital stock outstanding for the years ended December 31, 1997 and 1996 are as follows:

                                                                        1997                         1996
                                                              -------------------------   --------------------------
                                                                SHARES        AMOUNT        SHARES         AMOUNT
                                                              ----------   ------------   -----------   ------------
Sold:
  Class A**                                                      619,395   $  8,916,997            --   $         --
-----------------------------------------------------------   ----------   ------------    ----------   ------------
  Class C                                                      6,751,442     95,937,310     6,600,656     80,727,974
-----------------------------------------------------------   ----------   ------------    ----------   ------------
Issued as reinvestment of dividends:
  Class A**                                                       44,119        616,050            --             --
-----------------------------------------------------------   ----------   ------------    ----------   ------------
  Class C                                                      2,197,213     30,337,244       692,736      8,779,155
-----------------------------------------------------------   ----------   ------------    ----------   ------------
Reacquired:
  Class A**                                                      (25,302)      (336,810)           --             --
-----------------------------------------------------------   ----------   ------------    ----------   ------------
  Class C                                                     (2,756,585)   (39,596,458)   (1,928,332)   (23,777,288)
-----------------------------------------------------------   ----------   ------------    ----------   ------------
                                                               6,830,282   $ 95,874,333     5,365,060   $ 65,729,841
===========================================================   ==========   ============    ==========   ============

 * Shares have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
** Class A shares commenced operations on January 1, 1997.

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the year ended December 31, 1997 and for a share of Class C capital stock outstanding during each of the years in the four-year period ended December 31, 1997 and the period November 17, 1993 (date operations commenced) through December 31, 1993.(a)

CLASS A:

                                                               1997(b)
                                                              ----------
Net asset value, beginning of period                          $    13.14
------------------------------------------------------------  ----------
Income from investment operations:
  Net investment income                                             0.23
------------------------------------------------------------  ----------
  Net gains on securities (both realized and unrealized)            2.26
------------------------------------------------------------  ----------
    Total from investment operations                                2.49
------------------------------------------------------------  ----------
Less distributions:
  Dividends from net investment income                             (0.22)
------------------------------------------------------------  ----------
  Distributions from capital gains                                 (1.20)
------------------------------------------------------------  ----------
    Total distributions                                            (1.42)
------------------------------------------------------------  ----------
Net asset value, end of period                                $    14.21
============================================================  ==========
Total return(c)                                                    19.40%
============================================================  ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $    9,066
============================================================  ==========
Ratio of expenses to average net assets(d)                          1.67%(e)
============================================================  ==========
Ratio of net investment income to average net assets(f)             1.67%(e)
============================================================  ==========
Portfolio turnover rate                                               62%
============================================================  ==========
Average brokerage commission rate(g)                          $   0.0592
============================================================  ==========

(a) Per share information and shares have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(b) The Fund changed investment advisors on August 4, 1997.
(c) Does not deduct contingent deferred sales charges.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 1.77%.
(e) Ratios are based on average net assets of $3,147,191.
(f) After fee waivers. Ratio of net investment income to average net assets prior to fee waivers was 1.57%.
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold.

CLASS C:


                                                              1997(b)       1996       1995       1994       1993
                                                              --------    --------   --------   --------   --------
Net asset value, beginning of period                          $  13.14    $  11.68   $   9.78   $  10.04   $  10.00
------------------------------------------------------------  --------    --------   --------   --------   --------
Income from investment operations:
  Net investment income                                           0.13        0.14       0.16       0.16       0.01
------------------------------------------------------------  --------    --------   --------   --------   --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.26        1.83       1.94      (0.26)      0.04
------------------------------------------------------------  --------    --------   --------   --------   --------
    Total from investment operations                              2.39        1.97       2.10      (0.10)      0.05
------------------------------------------------------------  --------    --------   --------   --------   --------
Less distributions:
  Dividends from net investment income                           (0.11)      (0.13)     (0.16)     (0.16)     (0.01)
------------------------------------------------------------  --------    --------   --------   --------   --------
  Distributions from capital gains                               (1.20)      (0.38)     (0.04)        --         --
------------------------------------------------------------  --------    --------   --------   --------   --------
    Total distributions                                          (1.31)      (0.51)     (0.20)     (0.16)     (0.01)
------------------------------------------------------------  --------    --------   --------   --------   --------
Net asset value, end of period                                $  14.22    $  13.14   $  11.68   $   9.78   $  10.04
============================================================  ========    ========   ========   ========   ========
Total return(c)                                                  18.55%      17.03%     21.58%     (1.02)%     0.46%
============================================================  ========    ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $376,804    $266,843   $174,592   $120,220   $ 12,241
============================================================  ========    ========   ========   ========   ========
Ratio of expenses to average net assets                           2.42%(d)    2.45%      2.50%      2.49%      2.50%(e)
============================================================  ========    ========   ========   ========   ========
Ratio of net investment income to average net assets              0.92%(d)    1.16%      1.53%      2.01%      1.09%(e)
============================================================  ========    ========   ========   ========   ========
Portfolio turnover rate                                             62%         62%        50%        81%        53%
============================================================  ========    ========   ========   ========   ========
Average brokerage commission rate(f)                          $ 0.0592    $ 0.0577        N/A        N/A        N/A
============================================================  ========    ========   ========   ========   ========


(a) Per share information and shares have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(b) The Fund changed investment advisors on August 4, 1997.
(c) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(d) Ratios are based on average net assets of $325,274,785.
(e) Annualized.
(f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Directors and Shareholders of the AIM Advisor Funds, Inc.

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Advisor MultiFlex Fund, one of the portfolios of the AIM Advisor Funds, Inc. (hereafter referred to as the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

                       PRICE WATERHOUSE LLP

                       Denver, Colorado
                       February 5, 1998

                                                            Directors & Officers

BOARD OF TRUSTEES                             OFFICERS                                        OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                                11 Greenway Plaza
Chairman                                      Chairman                                        Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                                       INVESTMENT ADVISOR
Director
ACE Limited;                                  John J. Arthur                                  A I M Advisors, Inc.
Formerly Director, President, and Chief       Senior Vice President and Treasurer             11 Greenway Plaza
Executive Officer                                                                             Suite 100
COMSAT Corporation                            Carol F. Relihan                                Houston, TX 77046
                                              Senior Vice President
Owen Daly II                                  and Secretary                                   SUB-ADVISOR
Director
Cortland Trust Inc.                           Gary T. Crum                                    INVESCO Management & Research, Inc.
                                              Senior Vice President                           101 Federal Street
Jack Fields                                                                                   Boston, MA 02110
Chief Executive Officer                       Dana R. Sutton
Texana Global, Inc.;                          Vice President and Assistant Treasurer          TRANSFER AGENT
Formerly Member of the
U.S. House of Representatives                 Robert G. Alley                                 A I M Fund Services, Inc.
                                              Vice President                                  P.O. Box 4739
Carl Frischling                                                                               Houston, TX 77210-4739
Partner                                       Stuart W. Coco
Kramer, Levin, Naftalis & Frankel             Vice President                                  CUSTODIAN

Robert H. Graham                              Melville B. Cox                                 State Street Bank & Trust Company
President and Chief Executive Officer         Vice President                                  225 Franklin Street
A I M Management Group Inc.                                                                   Boston, MA 02110
                                              Karen Dunn Kelly
John F. Kroeger                               Vice President                                  COUNSEL TO THE FUND
Formerly Consultant
Wendell & Stockel Associates, Inc.            Jonathan C. Schoolar                            Ballard Spahr
                                              Vice President                                  Andrews & Ingersoll
Lewis F. Pennock                                                                              1735 Market Street
Attorney                                      P. Michelle Grace                               Philadelphia, PA 19103
                                              Assistant Secretary
Ian W. Robinson                                                                               COUNSEL TO THE TRUSTEES
Consultant; Formerly Executive                Nancy L. Martin
Vice President and                            Assistant Secretary                             Kramer, Levin, Naftalis & Frankel
Chief Financial Officer                                                                       919 Third Avenue
Bell Atlantic Management                      Ofelia M. Mayo                                  New York, NY 10022
Services, Inc.                                Assistant Secretary
                                                                                              DISTRIBUTOR
Louis S. Sklar                                Lisa A. Moss
Executive Vice President                      Assistant Secretary                             A I M Distributors, Inc.
Hines Interests                                                                               11 Greenway Plaza
Limited Partnership                           Kathleen J. Pflueger                            Suite 100
                                              Assistant Secretary                             Houston, TX 77046

                                              Samuel D. Sirko                                 AUDITORS
                                              Assistant Secretary
                                                                                              Price Waterhouse LLP
                                              Stephen I. Winer                                950 Seventeenth Street
                                              Assistant Secretary                             Denver, CO 80202

                                              Mary J. Benson
                                              Assistant Treasurer



REQUIRED FEDERAL INCOME TAX INFORMATION

AIM MultiFlex Class A and Class C shares paid ordinary dividends in the amount of $0.5486 and $0.4383 per share, respectively, to shareholders during the Fund's tax year ended December 31, 1997. Of this amount, 50.23% is eligible for the dividends received deduction for corporations. The Fund also distributed long-term capital gains of $0.8746 per share for Class A and Class C shares during the Fund's tax year ended December 31, 1997. Of this amount, 51.45% is 20% rate gain.

Required State Income Tax Information

Of the total ordinary dividends paid, 14.86% was derived from U.S. Treasury obligations.

                           HOW AIM MAKES INVESTING
                                 EASY FOR YOU

o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge.
    Over time, the power of compounding can significantly increase the value of your assets.

o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.

o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.

o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.

o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds--Registered Trademark--. The exchange privilege may be modified or discontinued for any of the AIM funds.

o RETIREMENT PLANS. You may purchase shares of the fund for your Individual Retirement Account (IRA) or any other type of retirement plan, and earn tax-deferred dollars for your retirement.

o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.

o www.aimfunds.com. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering, or forgery.


                           -------------------------

                              Current shareholders

                                  can call our

                              AIM Investor Line at

                                  800-246-5463

                               for 24-hour-a-day

                              account information.

                           -------------------------

                                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                                       AGGRESSIVE GROWTH
                                                                       AIM Aggressive Growth Fund*
                                                                       AIM Asian Growth Fund
                                                                       AIM Capital Development Fund
                                                                       AIM Constellation Fund
                                                                       AIM European Development Fund
                                                                       AIM Global Aggressive Growth Fund

                                                                       GROWTH OF CAPITAL
                                                                       AIM Advisor International Value Fund
                 [PHOTO OF                                             AIM Blue Chip Fund
              11 GREENWAY PLAZA                                        AIM Global Growth Fund
               APPEARS HERE]                                           AIM Growth Fund
                                                                       AIM International Equity Fund
                                                                       AIM Value Fund
                                                                       AIM Weingarten Fund

                                                                       GROWTH AND INCOME OF INCOME WITH CAPITAL GROWTH
                                                                       AIM Advisor Flex Fund
                                                                       AIM Advisor Large Cap Value Fund
                                                                       AIM Advisor MultiFlex Fund
                                                                       AIM Advisor Real Estate Fund
                                                                       AIM Balanced Fund
                                                                       AIM Charter Fund
                                                                       AIM Global Utilities Fund

                                                                       HIGH CURRENT INCOME OR CURRENT INCOME
                                                                       AIM High Yield Fund
                                                                       AIM Global Income Fund
                                                                       AIM Income Fund

                                                                       CURRENT TAX-FREE INCOME
                                                                       AIM High Income Municipal Fund
                                                                       AIM Municipal Bond Fund
                                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                                       AIM Tax-Free Intermediate Fund

                                                                       CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                                       AIM Intermediate Government Fund
                                                                       AIM Limited Maturity Treasury Fund
                                                                       AIM Money Market Fund
                                                                       AIM Tax-Exempt Cash Fund

A I M Management Group Inc. has provided leadership in the             *AIM Aggressive Growth Fund was closed to new investors on
mutual fund industry since 1976 and manages approximately              June 5, 1997.  For more complete information about any AIM
$83 billion in assets for more than 3.7 million shareholders,          Fund(s), including sales charges and expenses, ask your
including individual investors, corporate clients, and financial       financial consultant or securities dealer for a free
institutions as of December 31, 1997. The AIM Family of                prospectus(es). Please read the prospectus(es) carefully
Funds--Registered Trademark-- is distributed nationwide, and           before you invest or send money.
AIM today ranks among the nation's top 15 mutual fund
companies in assets under management, according to Lipper                             INVEST WITH DISCIPLINE-SM-
Analytical Services, Inc.